PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Depreciation expenses	$ 92	$ 78	$ 77
Property and equipment	874	604
Accumulated depreciation	505	413
Property and equipment, net	369	191
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	100	92
Laboratory equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	378	306
Computers and auxiliary equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	$ 396	$ 206